LOANS	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Debt Disclosure [Abstract]
LOANS

NOTE 5 – LOANS

Loan from Former Director – Related Party

Loans from the Company’s former director at December 31, 2022 and June 30, 2022 were $50,357 and $51,171, respectively. The loans bear no interest and are payable on demand. The Company did not repay any amount on this loan during the six months ended December 31, 2022 and 2021, respectively (see Note 9).

Loan Payable

Crown Bridge Securities Purchase Agreements

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, pursuant to which Crown Bridge purchased a convertible promissory note from the Company with a remaining principal balance of $65,280 as of December 31, 2022 (see Note 6). The maturity date of the October 3, 2019 Crown Bridge was October 3, 2020 and is currently past due. The October 3, 2019 Crown Bridge note currently bears interest at a default interest rate of 15% per annum. In August 2022, the Securities and Exchange Commission (the “SEC”) filed a complaint against Crown Bridge due to its violation of Section 15(a)(1) of the Securities Exchange Act of 1934. Crown Bridge agreed to surrender all conversion rights in its currently held convertible notes, including the Company’s note. Consequently, as of December 31, 2022, the Company reclassified the remaining principal balance of $65,280 from convertible note into a loan payable. Additionally, the Company recorded the remaining put premium of $43,520 into gain on extinguishment of debt during the six months ended December 31, 2022. The total accrued interest from this loan amounted to $30,866 as of December 31, 2022.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022

(Unaudited)

Loan in default

The Crown Bridge loan is currently past due and in default, consisting of $65,280 principal and $30,866 accrued interest, which includes interest accruing at the default interest rate at 15%.

NOTE 5 – LOANS AND NOTES PAYABLE

Loan from Former Director - Related Party

Loan from the Company’s former director at June 30, 2022 and 2021 were $51,171 and $55,500, respectively. The loan bears no interest and is payable on demand. The Company did not repay any amount on this loan during the years ended June 30, 2022 and 2021, respectively, (see Note 10).